Lease (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Lease [Abstract]
Schedule of Components of Lease Expense

The components of lease expense were as follows:

	For the six months ended September 30
	2023	2024
	HKD	HKD	US$
	(Unaudited)	(Unaudited)
Operating lease cost	$152,412	$140,688	$18,108

Total lease cost	$152,412	$140,688	$18,108

Supplemental balance sheet information related to leases was as follows:

	March 31	September 30
	2024	2024
	HKD	HKD	US$
		(Unaudited)
Operating lease:
Operating lease right-of-use assets	$508,848	$381,569	$49,112

Current operating lease obligation	271,286	263,445	33,908
Noncurrent operating lease obligation	237,562	118,124	15,204
Total operating lease obligation	$508,848	$381,569	$49,112

Weighted average remaining lease term (in years):
Operating lease	1.92	1.42

Weighted average discount rate:
Operating lease	5.9%	5.9%

Supplemental cash flow and other information related to the leases was as follows:

	For the six months ended September 30
	2023	2024
	HKD	HKD	US$
	(Unaudited)	(Unaudited)
Cash paid for amounts included in the measurement of lease obligations:
Operating cash flows from operating lease obligation	152,412	140,688	18,108

Right of use assets obtained in exchange for lease obligation:
Operating lease	-	-	-

The components of lease expense were as follows:

	For the years ended March 31,
	2023	2024
	HKD	HKD	US$
Operating lease cost	$304,824	$302,870	$38,701

Total lease cost	$304,824	$302,870	$38,701

Supplemental balance sheet information related to leases was as follows:

	March 31,
	2023	2024
	HKD	HKD	US$
Operating lease:
Operating lease right-of-use assets	$272,561	$508,848	$65,021

Current operating lease obligation	272,561	271,286	34,665
Noncurrent operating lease obligation	-	237,562	30,356
Total operating lease obligation	$272,561	$508,848	$65,021

Weighted average remaining lease term (in years):
Operating lease	0.92	1.92

Weighted average discount rate:
Operating lease	5.0%	5.9%

Supplemental cash flow and other information related to the leases was as follows:

	For the years ended March 31,
	2023	2024
	HKD	HKD	US$
Cash paid for amounts included in the measurement of lease obligations:
Operating cash flows from operating lease obligation	$304,824	$302,870	$38,701

Right of use assets obtained in exchange for lease obligation:
Operating lease	$-	$529,700	$67,686

Schedule of Company’s Commitment for Minimum Lease Payment

The Company’s commitment for minimum lease payment under its operating lease for its office facility as of September 30, 2024 was as follows:

Years ending March 31	Amount (HKD)	Amount (US$)
	(Unaudited)
Remainder of 2025	$140,688	$18,108
2026	257,928	33,198
Total future lease payments	398,616	51,306
Amount representing interest	(17,047)	(2,194)
Present value of future payments	$381,569	$49,112

The Company’s commitment for minimum lease payment under its operating lease for its office facility as of March 31, 2024 was as follows:

Years ending March 31,	Amount (HKD)	Amount (US$)
2025	$281,376	$35,954
2026	257,928	32,958
Total future lease payments	539,304	68,912
Amount representing interest	(30,456)	(3,891)
Present value of future payments	$508,848	$65,021